Supplemental Condensed Consolidating Financial Information - Condensed Statements of Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	$ 121	$ 238
Comprehensive income attributable to noncontrolling interests	1	30
Comprehensive income (loss) attributable to owners of the parent	120	208
CNH Industrial N.V. [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	120	208
Comprehensive income attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	120	208
Case New Holland Inc. [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	168	11
Comprehensive income attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	168	11
Guarantor Subsidiaries [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	272	255
Comprehensive income attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	272	255
All Other Subsidiaries [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	41	55
Comprehensive income attributable to noncontrolling interests	1	30
Comprehensive income (loss) attributable to owners of the parent	40	25
Eliminations [Member]
Condensed Financial Statements [Line Items]
Comprehensive income (loss)	(480)	(291)
Comprehensive income attributable to noncontrolling interests
Comprehensive income (loss) attributable to owners of the parent	$ (480)	$ (291)